Note 14 - Trade and Other Payables, and Other Current Liabilities - Trade and Other Payables, and Other Current Liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Trade payables due to third-party suppliers		$ 49,345	$ 40,031
Trade and other payables due to related parties (Note 17)		483	4,125
Value added tax		373	768
Payroll tax	[1]	2,045	2,012
Total trade and other payables		52,247	46,937
Accrued personnel expenses		12,887	11,586
Other current liabilities		398	567
Total other current liabilities		$ 13,285	$ 12,152

[1]	Includes accruals for social security costs related to share-based remuneration.